UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Global Income Builder Fund

		Shares	Value ($)
Common Stocks 55.3%
Consumer Discretionary 5.3%
Hotels, Restaurants & Leisure 0.0%
Dawn Holdings, Inc.* (a)		3	3,761
Leisure Products 1.8%
Mattel, Inc. (b)		705,506	16,374,794
Media 1.3%
Pearson PLC		198,850	3,733,956
Wolters Kluwer NV		248,331	8,233,105
			11,967,061
Textiles, Apparel & Luxury Goods 2.2%
Coach, Inc. (b)		649,495	20,264,244
Consumer Staples 16.1%
Beverages 2.4%
PepsiCo, Inc.		226,404	21,814,026
Food & Staples Retailing 1.5%
Tesco PLC		4,170,999	14,041,144
Food Products 0.7%
Nestle SA (Registered)		85,122	6,454,342
Household Products 2.3%
Procter & Gamble Co.		274,732	21,071,944
Personal Products 2.4%
Unilever NV (CVA)		493,715	22,131,254
Tobacco 6.8%
British American Tobacco PLC		732,331	43,550,508
Imperial Tobacco Group PLC		360,656	18,956,935
			62,507,443
Energy 1.7%
Oil, Gas & Consumable Fuels
Apache Corp.		304,481	13,963,499
Canadian Natural Resources Ltd.		43,043	1,050,527
Canadian Oil Sands Ltd.		77,134	439,974
			15,454,000
Financials 9.0%
Banks 1.4%
Standard Chartered PLC		864,838	13,231,439
Diversified Financial Services 1.6%
Leucadia National Corp. (b)		603,333	14,190,392
Insurance 2.9%
PartnerRe Ltd.		122,332	16,632,259
Powszechny Zaklad Ubezpieczen SA		41,773	4,790,523
Sampo Oyj "A"		103,558	5,116,453
			26,539,235
Real Estate Investment Trusts 3.1%
HCP, Inc. (REIT)		741,400	28,647,696
Health Care 4.2%
Pharmaceuticals
GlaxoSmithKline PLC		871,934	19,002,375
Sanofi		180,208	19,388,582
			38,390,957
Industrials 6.4%
Aerospace & Defense 0.8%
BAE Systems PLC		936,215	7,018,095
Air Freight & Logistics 0.2%
Singapore Post Ltd.		1,206,617	1,718,951
Building Products 0.0%
Congoleum Corp.*		11,440	0
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.		61	1,004
Industrial Conglomerates 4.0%
Jardine Matheson Holdings Ltd.		411,605	22,320,823
Koninklijke Philips NV		348,831	9,703,336
Smiths Group PLC		270,737	4,765,126
			36,789,285
Machinery 1.4%
CNH Industrial NV		1,457,748	13,051,018
Information Technology 5.1%
Communications Equipment 4.0%
Cisco Systems, Inc.		490,292	13,934,098
QUALCOMM, Inc.		357,210	23,000,752
			36,934,850
Technology Hardware, Storage & Peripherals 1.1%
Diebold, Inc.		137,544	4,683,373
Wincor Nixdorf AG		132,076	5,616,088
			10,299,461
Materials 0.9%
Chemicals 0.4%
Air Liquide SA		32,215	4,193,175
GEO Specialty Chemicals, Inc.*		57,540	40,370
			4,233,545
Metals & Mining 0.5%
Franco-Nevada Corp.		111,681	4,534,359
Telecommunication Services 4.3%
Diversified Telecommunication Services
Verizon Communications, Inc.		846,017	39,583,303
Utilities 2.3%
Electric Utilities
Southern Co.		483,601	21,631,473

Total Common Stocks (Cost $484,744,107)			508,879,076
Preferred Stock 0.0%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $137,250)		148	151,020
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $90,209)		506	2,394
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 22.1%
Consumer Discretionary 3.5%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		135,000	135,000
Ally Financial, Inc., 4.125%, 3/30/2020 (b)		305,000	307,288
AmeriGas Finance LLC:
6.75%, 5/20/2020		280,000	293,300
7.0%, 5/20/2022		840,000	893,424
APX Group, Inc., 6.375%, 12/1/2019		195,000	190,613
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		305,000	320,634
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		325,000	305,500
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025 (b)		495,000	471,487
5.5%, 4/1/2023 (b)		200,000	201,000
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		340,000	333,842
5.165%, 8/1/2044 (b)		410,000	413,064
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	70,700
Boyd Gaming Corp., 6.875%, 5/15/2023		160,000	166,400
Caleres, Inc., 144A, 6.25%, 8/15/2023		130,000	131,300
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		425,000	420,750
144A, 5.375%, 5/1/2025 (b)		320,000	315,200
144A, 5.875%, 5/1/2027 (b)		535,000	529,984
7.375%, 6/1/2020 (b)		3,610,000	3,818,322
CCO Safari II LLC:
144A, 4.908%, 7/23/2025		65,000	65,144
144A, 6.484%, 10/23/2045		50,000	51,748
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,390,000	1,290,962
144A, 6.375%, 9/15/2020		800,000	806,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		240,000	246,600
Series B, 6.5%, 11/15/2022		1,195,000	1,245,787
Series A, 7.625%, 3/15/2020		20,000	20,725
Series B, 7.625%, 3/15/2020		1,190,000	1,250,244
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,813
CSC Holdings LLC, 5.25%, 6/1/2024 (b)		435,000	402,919
CVS Health Corp., 5.125%, 7/20/2045		105,000	111,250
D.R. Horton, Inc., 4.0%, 2/15/2020		105,000	107,100
Dana Holding Corp., 5.5%, 12/15/2024 (b)		250,000	246,250
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	295,075
5.0%, 3/15/2023		845,000	791,131
7.875%, 9/1/2019		1,120,000	1,253,000
Dollar Tree, Inc., 144A, 5.75%, 3/1/2023 (b)		367,500	387,712
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		380,000	384,750
General Motors Financial Co., Inc., 3.2%, 7/13/2020		135,000	133,447
Global Partners LP, 144A, 7.0%, 6/15/2023		260,000	250,250
Group 1 Automotive, Inc., 5.0%, 6/1/2022 (b)		500,000	500,000
HD Supply, Inc.:
7.5%, 7/15/2020		130,000	138,775
11.5%, 7/15/2020		385,000	447,320
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		160,000	164,000
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		870,000	836,287
11.25%, 3/1/2021		265,000	253,075
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		160,000	137,200
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	60,150
144A, 7.0%, 9/1/2020		370,000	393,125
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		150,000	148,500
Mediacom Broadband LLC:
5.5%, 4/15/2021		45,000	43,650
6.375%, 4/1/2023		145,000	144,275
Mediacom LLC, 7.25%, 2/15/2022		20,000	20,700
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,895,000	2,001,594
6.75%, 10/1/2020 (b)		560,000	599,200
8.625%, 2/1/2019		85,000	95,838
Myriad International Holdings BV, 144A, 5.5%, 7/21/2025		500,000	507,500
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	153,644
Numericable-SFR:
144A, 4.875%, 5/15/2019		470,000	477,050
144A, 6.0%, 5/15/2022		700,000	712,250
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		170,000	183,388
Quebecor Media, Inc., 5.75%, 1/15/2023		200,000	205,000
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		25,000	24,875
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		385,000	376,337
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		130,000	132,275
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020 (b)		215,000	228,169
Springs Industries, Inc., 6.25%, 6/1/2021		310,000	308,450
Starz LLC, 5.0%, 9/15/2019		160,000	162,800
Time Warner Cable, Inc., 7.3%, 7/1/2038		245,000	267,366
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		215,000	212,850
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		2,855,000	2,908,531
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		265,000	263,013
144A, 8.5%, 10/15/2022		195,000	216,694
			32,007,596
Consumer Staples 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		500,000	439,250
Cencosud SA, 144A, 5.5%, 1/20/2021		250,000	264,459
Chiquita Brands International, Inc., 7.875%, 2/1/2021		83,000	89,018
Cott Beverages, Inc.:
5.375%, 7/1/2022		575,000	562,063
144A, 6.75%, 1/1/2020		250,000	260,313
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		230,000	240,925
Imperial Tobacco Finance PLC, 144A, 4.25%, 7/21/2025		100,000	99,876
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (b)		470,000	482,925
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		210,000	208,098
144A, 8.25%, 2/1/2020		2,040,000	2,162,400
Kraft Heinz Foods Co.:
144A, 3.95%, 7/15/2025		90,000	91,218
144A, 5.2%, 7/15/2045		35,000	36,731
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		1,000,000	1,016,250
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,000,000	1,100,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		205,000	209,613
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		60,000	60,450
Reynolds American, Inc.:
4.45%, 6/12/2025 (b)		60,000	61,621
5.85%, 8/15/2045		30,000	32,258
Smithfield Foods, Inc., 6.625%, 8/15/2022		12,000	12,827
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		135,000	139,023
The WhiteWave Foods Co., 5.375%, 10/1/2022		245,000	257,250
Tonon Luxembourg SA, 144A, 7.25%, 1/24/2020 (PIK) (b)		1,000,000	336,000
			8,162,568
Energy 3.3%
Afren PLC, 144A, 10.25%, 4/8/2019 *		2,203,000	55,075
Antero Resources Corp.:
5.125%, 12/1/2022		440,000	415,800
5.375%, 11/1/2021		190,000	184,775
144A, 5.625%, 6/1/2023		210,000	202,125
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		100,000	89,000
144A, 5.625%, 6/1/2024		145,000	124,700
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		195,000	130,650
6.75%, 11/1/2020		195,000	134,550
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		105,000	106,838
California Resources Corp.:
5.0%, 1/15/2020 (b)		190,000	162,925
5.5%, 9/15/2021		437,000	360,525
6.0%, 11/15/2024 (b)		155,000	125,550
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		270,000	259,146
Chaparral Energy, Inc., 7.625%, 11/15/2022		345,000	201,825
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		685,000	578,825
6.125%, 2/15/2021 (b)		55,000	47,438
6.625%, 8/15/2020 (b)		260,000	232,700
Concho Resources, Inc., 5.5%, 4/1/2023		575,000	575,000
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		95,000	95,475
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	960,745
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		250,000	252,500
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		545,000	523,200
144A, 8.125%, 9/15/2023		315,000	313,253
EP Energy LLC, 144A, 6.375%, 6/15/2023		235,000	219,725
EV Energy Partners LP, 8.0%, 4/15/2019		1,355,000	1,189,012
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		600,000	456,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		105,000	105,000
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (b)		465,000	444,075
8.875%, 5/15/2021		754,000	392,080
9.75%, 7/15/2020		155,000	83,700
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		255,000	237,150
144A, 5.75%, 10/1/2025		370,000	351,500
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	20,148
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		225,000	192,375
Kinder Morgan, Inc.:
3.05%, 12/1/2019		580,000	575,188
5.55%, 6/1/2045 (b)		375,000	341,184
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	307,675
Linn Energy LLC, 6.25%, 11/1/2019		725,000	439,074
MEG Energy Corp., 144A, 7.0%, 3/31/2024		1,390,000	1,275,325
Memorial Resource Development Corp., 5.875%, 7/1/2022		255,000	240,337
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		320,000	332,000
Newfield Exploration Co., 5.375%, 1/1/2026		155,000	148,800
Noble Holding International Ltd., 4.0%, 3/16/2018		30,000	29,954
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		680,000	598,400
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,000,000	877,500
Oasis Petroleum, Inc., 6.875%, 3/15/2022		295,000	271,400
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		827,190	533,538
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		2,200,000	1,889,250
ONEOK Partners LP, 4.9%, 3/15/2025		150,000	146,828
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (b)		1,000,000	710,000
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		40,000	40,100
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		520,000	538,200
Petrobras Global Finance BV, 6.875%, 1/20/2040		1,000,000	850,000
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		250,000	170,375
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		500,000	302,500
Range Resources Corp., 144A, 4.875%, 5/15/2025		210,000	201,600
Regency Energy Partners LP, 5.0%, 10/1/2022		150,000	150,245
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,000,000	996,379
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		50,000	49,125
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		500,000	516,250
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		520,000	523,900
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		685,000	698,700
5.625%, 4/15/2023		155,000	153,450
144A, 5.625%, 3/1/2025		260,000	256,100
5.75%, 5/15/2024		610,000	606,569
SESI LLC, 7.125%, 12/15/2021		675,000	702,000
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		80,000	78,200
Sunoco LP:
144A, 5.5%, 8/1/2020		155,000	157,712
144A, 6.375%, 4/1/2023		150,000	154,125
Talos Production LLC, 144A, 9.75%, 2/15/2018		380,000	302,100
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		95,000	95,000
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		375,000	378,517
Transocean, Inc., 4.3%, 10/15/2022 (b)		1,155,000	838,819
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		1,000,000	1,060,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		205,000	139,400
Whiting Petroleum Corp.:
5.75%, 3/15/2021		390,000	380,250
6.25%, 4/1/2023 (b)		985,000	960,375
Williams Partners LP:
4.0%, 9/15/2025 (b)		170,000	157,885
6.125%, 7/15/2022		60,000	62,993
WPX Energy, Inc., 8.25%, 8/1/2023 (b)		570,000	579,262
			30,639,969
Financials 2.9%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		545,000	574,854
AerCap Ireland Capital Ltd., 3.75%, 5/15/2019		70,000	70,161
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	254,494
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,033,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		300,000	257,160
Barclays Bank PLC, 7.625%, 11/21/2022		1,000,000	1,153,125
BBVA Bancomer SA:
144A, 6.008%, 5/17/2022		500,000	515,000
144A, 6.75%, 9/30/2022		1,750,000	1,965,250
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		1,000,000	994,137
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	175,950
5.25%, 3/15/2018		4,528,000	4,697,800
CNO Financial Group, Inc.:
4.5%, 5/30/2020		75,000	77,437
5.25%, 5/30/2025		160,000	167,200
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	521,100
Credit Agricole SA, 144A, 7.875%, 1/29/2049		605,000	627,700
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		1,000,000	1,030,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,000,000	1,603,972
E*TRADE Financial Corp., 4.625%, 9/15/2023		205,000	203,975
Equinix, Inc., (REIT), 5.375%, 4/1/2023		690,000	696,831
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		525,000	506,929
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022 (b)		940,000	979,628
HSBC Holdings PLC:
5.625%, 12/29/2049		1,015,000	1,015,000
6.375%, 12/29/2049		940,000	945,525
International Lease Finance Corp.:
3.875%, 4/15/2018		400,000	404,500
6.25%, 5/15/2019		350,000	381,447
8.75%, 3/15/2017		1,150,000	1,254,213
Itau Unibanco Holding SA, 144A, 2.85%, 5/26/2018		500,000	493,000
Legg Mason, Inc., 5.625%, 1/15/2044		300,000	317,338
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,265,000	1,425,222
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		55,000	49,951
Morgan Stanley, Series H, 5.45%, 7/29/2049		140,000	139,160
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	31,912
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	485,600
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044 (b)		525,000	530,841
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		610,000	614,393
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049 (b)		235,000	237,275
			26,431,080
Health Care 1.6%
AbbVie, Inc., 3.6%, 5/14/2025		155,000	152,700
Actavis Funding SCS, 4.75%, 3/15/2045		12,000	11,315
Alere, Inc., 144A, 6.375%, 7/1/2023		205,000	213,200
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,107,000
7.125%, 7/15/2020		735,000	782,775
Community Health Systems, Inc., 6.875%, 2/1/2022 (b)		2,000,000	2,140,000
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		105,000	106,969
Endo Finance LLC, 144A, 5.375%, 1/15/2023		290,000	293,080
Endo Ltd.:
144A, 6.0%, 7/15/2023		230,000	239,200
144A, 6.0%, 2/1/2025 (b)		160,000	164,800
HCA, Inc., 6.5%, 2/15/2020		2,020,000	2,258,612
Hologic, Inc., 144A, 5.25%, 7/15/2022		105,000	108,413
IMS Health, Inc., 144A, 6.0%, 11/1/2020		240,000	248,400
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		370,000	357,281
144A, 4.875%, 4/15/2020		175,000	180,101
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		350,000	371,437
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020 (b)		200,000	205,750
6.25%, 11/1/2018		1,110,000	1,212,675
144A, 6.75%, 6/15/2023		420,000	438,900
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		385,000	395,587
144A, 5.875%, 5/15/2023		355,000	369,165
144A, 6.125%, 4/15/2025		1,050,000	1,097,250
144A, 6.375%, 10/15/2020		365,000	384,619
144A, 7.5%, 7/15/2021		1,515,000	1,643,775
			14,483,004
Industrials 2.0%
ADT Corp.:
3.5%, 7/15/2022 (b)		220,000	201,436
5.25%, 3/15/2020		415,000	429,525
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		500,000	532,500
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	194,987
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		190,000	170,050
Belden, Inc., 144A, 5.5%, 9/1/2022		330,000	329,175
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (b)		140,000	126,350
144A, 5.5%, 9/15/2018		100,000	94,000
144A, 5.75%, 3/15/2022		1,480,000	1,202,500
144A, 6.0%, 10/15/2022		235,000	191,231
144A, 7.5%, 3/15/2025		105,000	86,888
144A, 7.75%, 3/15/2020		25,000	23,188
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK)		200,000	202,500
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		145,000	139,200
DP World Ltd., 144A, 6.85%, 7/2/2037		250,000	276,875
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,000,000	630,000
EnerSys, 144A, 5.0%, 4/30/2023		55,000	53,763
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		60,000	60,600
FTI Consulting, Inc., 6.0%, 11/15/2022		195,000	205,725
Gates Global LLC, 144A, 6.0%, 7/15/2022		285,000	252,937
Masonite International Corp., 144A, 5.625%, 3/15/2023		215,000	221,450
Meritor, Inc.:
6.25%, 2/15/2024		95,000	95,238
6.75%, 6/15/2021		305,000	313,387
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		2,000,000	2,107,020
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,400,000	1,193,500
Noble Group Ltd.:
REG S, 6.0%, 6/24/2049		1,000,000	690,000
144A, 6.625%, 8/5/2020 (b)		500,000	500,000
Nortek, Inc., 8.5%, 4/15/2021		885,000	946,950
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		265,000	268,975
Oshkosh Corp., 5.375%, 3/1/2025		25,000	24,688
Ply Gem Industries, Inc., 6.5%, 2/1/2022		185,000	179,219
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,450
SBA Communications Corp., 5.625%, 10/1/2019		190,000	199,025
TransDigm, Inc.:
6.0%, 7/15/2022		590,000	588,525
6.5%, 7/15/2024		175,000	175,875
7.5%, 7/15/2021		1,035,000	1,108,485
Triumph Group, Inc., 5.25%, 6/1/2022		145,000	142,825
United Rentals North America, Inc.:
4.625%, 7/15/2023		170,000	167,662
6.125%, 6/15/2023		20,000	20,600
7.375%, 5/15/2020		100,000	106,375
7.625%, 4/15/2022		2,260,000	2,454,925
USG Corp., 144A, 5.5%, 3/1/2025		15,000	15,038
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		275,000	281,270
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		255,000	250,856
144A, 7.875%, 9/1/2019		280,000	299,250
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		440,000	433,400
144A, 4.75%, 4/29/2025		225,000	219,937
			18,438,355
Information Technology 0.9%
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,195,000	1,254,750
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		65,000	66,381
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		105,000	78,225
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		280,000	173,600
Cardtronics, Inc., 5.125%, 8/1/2022		205,000	199,875
CDW LLC, 6.0%, 8/15/2022		435,000	454,575
EarthLink Holdings Corp., 7.375%, 6/1/2020		265,000	275,600
Entegris, Inc., 144A, 6.0%, 4/1/2022		140,000	143,500
First Data Corp.:
144A, 6.75%, 11/1/2020 (b)		432,000	456,840
144A, 7.375%, 6/15/2019		1,125,000	1,173,487
144A, 8.75%, 1/15/2022 (b)		190,000	201,400
144A, 8.875%, 8/15/2020		745,000	780,387
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		230,000	235,175
Intel Corp.:
3.7%, 7/29/2025		90,000	90,852
4.9%, 7/29/2045		45,000	46,220
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023 (b)		105,000	103,163
KLA-Tencor Corp., 4.65%, 11/1/2024		650,000	643,293
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		265,000	255,063
NXP BV, 144A, 3.75%, 6/1/2018		330,000	334,125
Open Text Corp., 144A, 5.625%, 1/15/2023		215,000	214,463
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		155,000	145,700
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		850,000	832,550
			8,159,224
Materials 2.3%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		550,000	536,059
144A, 4.125%, 9/27/2022 (b)		660,000	617,947
ArcelorMittal, 5.125%, 6/1/2020		65,000	65,163
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		179,000	183,475
Ball Corp., 5.25%, 7/1/2025		265,000	266,471
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		1,095,000	1,105,950
Cascades, Inc., 144A, 5.5%, 7/15/2022		215,000	208,013
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,000,000	1,040,950
Chemours Co.:
144A, 6.625%, 5/15/2023 (b)		480,000	422,400
144A, 7.0%, 5/15/2025		90,000	78,947
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		235,000	229,712
Evraz Group SA, 144A, 6.5%, 4/22/2020		1,200,000	1,088,208
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		410,000	315,700
144A, 7.0%, 2/15/2021		430,000	327,875
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		530,000	501,306
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		500,000	431,250
Hexion, Inc.:
6.625%, 4/15/2020		1,030,000	943,737
8.875%, 2/1/2018		450,000	391,500
Huntsman International LLC, 5.125%, 4/15/2021	EUR	250,000	285,545
Kaiser Aluminum Corp., 8.25%, 6/1/2020		225,000	242,719
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		800,000	747,000
Novelis, Inc., 8.75%, 12/15/2020 (b)		4,725,000	4,984,875
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		240,000	248,400
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		3,880,000	4,015,800
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		190,000	185,725
Tronox Finance LLC:
6.375%, 8/15/2020 (b)		225,000	184,500
144A, 7.5%, 3/15/2022		245,000	200,900
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	121,200
144A, 5.625%, 10/1/2024		60,000	61,200
Yamana Gold, Inc., 4.95%, 7/15/2024		1,040,000	938,260
			20,970,787
Telecommunication Services 3.9%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	8,000,000	488,267
AT&T, Inc.:
2.45%, 6/30/2020		160,000	157,382
3.4%, 5/15/2025		270,000	257,920
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		750,000	810,898
CenturyLink, Inc., Series V, 5.625%, 4/1/2020 (b)		100,000	102,115
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		900,000	895,950
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		125,000	125,781
144A, 5.0%, 6/15/2021		290,000	286,375
CyrusOne LP:
6.375%, 11/15/2022		95,000	98,325
144A, 6.375%, 11/15/2022		240,000	248,400
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		760,000	697,300
144A, 8.25%, 9/30/2020		1,410,000	1,392,375
Digicel Ltd., 144A, 6.75%, 3/1/2023 (b)		395,000	379,003
Frontier Communications Corp.:
6.25%, 9/15/2021		185,000	170,663
6.875%, 1/15/2025 (b)		715,000	608,644
7.125%, 1/15/2023		940,000	848,350
8.5%, 4/15/2020		1,645,000	1,702,575
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		225,000	246,909
7.625%, 6/15/2021		915,000	1,012,219
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		595,000	539,962
7.5%, 4/1/2021		2,720,000	2,706,400
Level 3 Financing, Inc.:
5.375%, 8/15/2022 (b)		830,000	838,300
144A, 5.375%, 5/1/2025		210,000	204,488
6.125%, 1/15/2021		525,000	550,594
7.0%, 6/1/2020		725,000	764,875
8.625%, 7/15/2020		2,480,000	2,647,400
Millicom International Cellular SA:
144A, 4.75%, 5/22/2020 (b)		310,000	301,475
144A, 6.0%, 3/15/2025 (b)		2,200,000	2,172,500
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024 (b)		1,500,000	1,516,662
Plantronics, Inc., 144A, 5.5%, 5/31/2023 (b)		105,000	106,575
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		340,000	298,690
144A, 7.0%, 3/1/2020 (b)		365,000	388,725
144A, 9.0%, 11/15/2018		1,745,000	1,954,400
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,358,775
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		780,000	818,025
6.625%, 11/15/2020		740,000	769,600
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,045,000	1,011,037
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		999,000	1,076,422
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		135,000	144,113
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		1,200,000	1,100,808
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		375,000	361,875
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		210,000	223,125
Windstream Services LLC:
7.75%, 10/1/2021 (b)		720,000	608,400
7.875%, 11/1/2017		2,595,000	2,627,437
Zayo Group LLC:
144A, 6.0%, 4/1/2023 (b)		210,000	210,680
144A, 6.375%, 5/15/2025 (b)		265,000	262,019
			36,092,813
Utilities 0.8%
AES Corp.:
3.283% **, 6/1/2019		160,000	158,400
8.0%, 6/1/2020		95,000	110,556
AES Gener SA, 144A, 5.0%, 7/14/2025 (b)		750,000	763,644
Calpine Corp.:
5.375%, 1/15/2023 (b)		340,000	332,350
5.75%, 1/15/2025		340,000	331,500
Comision Federal de Electricidad, 144A, 6.125%, 6/16/2045		850,000	863,812
Dynegy, Inc.:
144A, 7.375%, 11/1/2022 (b)		260,000	268,970
144A, 7.625%, 11/1/2024		485,000	500,763
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,500,000	1,563,750
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		500,000	484,375
NGL Energy Partners LP, 5.125%, 7/15/2019		255,000	248,306
NRG Energy, Inc., 6.25%, 5/1/2024		1,270,000	1,247,775
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		1,000,000	865,000
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		260,000	252,200
			7,991,401

Total Corporate Bonds (Cost $212,563,271)			203,376,797
Asset-Backed 0.6%
Miscellaneous
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.924% **, 1/17/2024		2,000,000	2,001,394
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,504,272	1,479,577
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		1,841,274	1,838,159
Total Asset-Backed (Cost $5,267,646)			5,319,130
Mortgage-Backed Securities Pass-Throughs 2.0%
Federal Home Loan Mortgage Corp.:
6.0%, 11/1/2021		72,633	81,999
Federal National Mortgage Association:
4.0%, 5/1/2042 (d)		4,700,000	4,999,992
6.5%, with various maturities from 4/1/2017 until 6/1/2017		88,877	91,443
Government National Mortgage Association:
3.5%, 6/1/2043 (d)		12,400,000	12,950,249
6.5%, 8/20/2034		102,167	118,714

Total Mortgage-Backed Securities Pass-Throughs (Cost $18,062,363)			18,242,397
Commercial Mortgage-Backed Securities 0.3%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.187% **, 3/15/2018		470,000	468,825
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.55% ***, 12/25/2024		7,493,265	325,560
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		200,000	209,085
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		816,706	866,410
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		866,930	907,591

Total Commercial Mortgage-Backed Securities (Cost $2,814,827)			2,777,471
Collateralized Mortgage Obligations 3.4%
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.487% **, 2/25/2025		1,000,000	989,099
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		803,835	524,358
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		2,107,539	174,372
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		895,780	66,427
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		3,093,392	323,544
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		4,027,739	375,901
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,241,763	120,220
"ZG", Series 4213, 3.5%, 6/15/2043		1,188,974	1,178,667
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		515,029	91,928
"ZP", Series 4490, 4.0%, 7/15/2045		3,000,000	2,999,547
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		2,971,933	369,481
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		3,703,776	445,451
"SP", Series 4047, Interest Only, 6.463% ***, 12/15/2037		2,379,692	391,251
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	707,560
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,109,903	445,926
"JZ", Series 2012-4, 4.0%, 9/25/2041		2,926,104	3,205,647
"KZ", Series 2010-134, 4.5%, 12/25/2040		820,958	855,129
"Z", Series 2011-149, 4.5%, 1/25/2042		1,791,032	1,785,375
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		539,491	104,436
"PI", Series 2006-20, Interest Only, 6.49% ***, 11/25/2030		2,554,486	505,058
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.787% **, 4/25/2024		3,500,000	3,362,286
"M3", Series 2014-DN4, 4.737% **, 10/25/2024		1,930,000	1,967,187
Government National Mortgage Association:
"GC", Series 2010-101, 4.0%, 8/20/2040		1,500,000	1,626,258
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,652,053	426,408
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		1,829,523	184,878
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		538,344	14,979
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		498,340	51,363
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		3,201,523	445,630
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		266,543	47,005
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,726,686
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		1,697,702	84,853
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		353,204	71,596
"PZ", Series 2010-106, 4.75%, 8/20/2040		1,726,753	1,792,949
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,652,471	315,334
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		577,705	57,410
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,635,398	305,777
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,217,110	209,610
"AI", Series 2007-38, Interest Only, 6.273% ***, 6/16/2037		356,578	58,465
"SC", Series 2002-33, Interest Only, 7.213% ***, 5/16/2032		801,148	222,113
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		915,091	671,903

Total Collateralized Mortgage Obligations (Cost $29,905,742)			31,302,067
Government & Agency Obligations 9.0%
Sovereign Bonds 4.8%
Dominican Republic, 144A, 5.5%, 1/27/2025		400,000	402,000
Gabonese Republic, 144A, 6.95%, 6/16/2025		580,000	559,665
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	9,400,000	6,877,704
Indonesia Treasury Bond, Series FR56, 8.375%, 9/15/2026	IDR	4,020,000,000	293,458
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	383,900
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	4,708,569	5,051,372
Perusahaan Penerbit SBSN Indonesia III:
144A, 4.325%, 5/28/2025		800,000	785,000
144A, 4.35%, 9/10/2024		500,000	491,875
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	692,090
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		700,000	672,875
Republic of El Salvador:
144A, 6.375%, 1/18/2027		425,000	405,025
144A, 7.65%, 6/15/2035		700,000	699,125
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	369,900
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	5,940,000	6,328,552
Republic of Panama, 3.75%, 3/16/2025		1,220,000	1,213,900
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	311,250
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	2,800,000	762,557
Republic of Portugal, REG S, 144A, 4.1%, 2/15/2045	EUR	5,700,000	7,129,966
Republic of Singapore, 2.75%, 4/1/2042	SGD	1,217,000	848,170
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	224,500
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	6,700,000	535,883
Series R186, 10.5%, 12/21/2026	ZAR	16,000,000	1,472,603
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	998,750
Republic of Turkey, 8.5%, 7/10/2019	TRY	2,040,000	710,772
Republic of Uruguay, 5.1%, 6/18/2050		130,000	124,800
Republic of Zambia, 144A, 8.97%, 7/30/2027		200,000	192,000
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		900,000	870,014
United Mexican States:
4.6%, 1/23/2046		2,100,000	1,979,250
Series M 10, 8.5%, 12/13/2018	MXN	70,000,000	4,819,354
			46,206,310
U.S. Government Sponsored Agency 0.5%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,442,382
U.S. Treasury Obligations 3.5%
U.S. Treasury Bills:
0.06% ****, 8/13/2015 (e)		3,874,000	3,873,969
0.07% ****, 12/3/2015 (e)		1,791,000	1,790,529
U.S. Treasury Bonds:
2.5%, 2/15/2045		65,000	59,262
3.0%, 5/15/2045		5,000,000	5,069,530
3.125%, 8/15/2044		508,000	526,772
3.625%, 2/15/2044		462,000	525,669
5.375%, 2/15/2031		2,000,000	2,749,532
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		12,649,000	12,733,002
1.0%, 9/30/2016		2,500,000	2,516,797
1.25%, 1/31/2020		980,000	971,119
2.5%, 5/15/2024		1,054,000	1,083,232
			31,899,413

Total Government & Agency Obligations (Cost $84,356,123)			82,548,105
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $620,371)		622,934	1,138,412
Loan Participations and Assignments 5.1%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		1,339,251	1,339,759
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,481,061	1,481,527
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		1,481,061	1,480,372
Term Loan E, 3.75%, 1/6/2021		2,314,917	2,318,945
CBS Outdoor Americas Capital LLC, Term Loan B, 3.0%, 1/31/2021		1,500,000	1,501,342
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,446,370	1,444,714
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018		1,481,250	1,481,650
CSC Holdings, Inc., Term Loan B, 2.69%, 4/17/2020		2,304,366	2,298,363
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		4,365,900	4,381,923
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		1,500,000	1,504,222
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		3,854,561	3,866,260
Level 3 Financing, Inc., Term Loan B2, 3.5%, 5/31/2022		605,000	604,719
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		4,127,222	4,115,233
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,486,377	1,487,775
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		781,815	781,205
Term Loan H, 3.0%, 4/29/2020		2,651,269	2,650,646
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		4,576,555	4,546,990
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,482,285	1,493,098
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		2,023,062	2,000,930
SBA Senior Financial II LLC, Term Loan B1, 3.25%, 3/24/2021		1,485,000	1,478,503
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,358,871	1,361,195
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,320,396	1,320,476
Valeant Pharmaceuticals International, Inc.:
Series C2, Term Loan B, 3.5%, 12/11/2019		295,811	296,591
Series D2, Term Loan B, 3.5%, 2/13/2019		1,298,670	1,301,917
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		875,000	876,531

Total Loan Participations and Assignments (Cost $47,604,699)			47,414,886
Municipal Bonds and Notes 2.3%
Arizona, State Transportation Board, Highway Revenue, 5.0%, 7/1/2033		5,000,000	5,794,100
Atlanta, GA, Water & Wastewater Revenue, 5.0%, 11/1/2034		5,000,000	5,721,400
California, State General Obligation:
5.0%, 3/1/2032		3,570,000	4,154,302
5.0%, 3/1/2033		1,430,000	1,656,312
Honolulu City & County, HI, General Obligation, Series A, 5.0%, 10/1/2035		765,000	893,068
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 5.0%, 8/1/2032		1,000,000	1,155,450
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033		620,000	712,994
Ventura County, CA, Community College District, 5.0%, 8/1/2030		605,000	716,332
Total Municipal Bonds and Notes (Cost $20,946,668)			20,803,958
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $72,524)		141,000	131,482
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1] (Cost $463,890)		9,400,000	13,935
		Shares	Value ($)
Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 0.18% (h) (i) (Cost $59,362,397)		59,362,397	59,362,397
Cash Equivalents 1.1%
Central Cash Management Fund, 0.10% (h) (Cost $9,796,219)		9,796,219	9,796,219
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $976,808,306) †		107.7	991,259,746
Other Assets and Liabilities, Net		(7.7)	(70,864,782)
Net Assets		100.0	920,394,964

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and a senior loan that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	2,203,000	USD	2,527,708	55,075
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	USD	233,333	0
					2,761,041	55,075

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
***	Current yield; not a coupon rate.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $980,118,965. At July 31, 2015, net unrealized appreciation for all securities based on tax cost was $11,140,781. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,771,831 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,631,050.
(a)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	9,378	3,761	0.00

(b)	All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at July 31, 2015 amounted to $57,248,612 which is 6.2% of net assets.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At July 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2015 is 0.31%.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Bond	AUD	9/15/2015	106	9,901,470	245,160
Ultra Long U.S. Treasury Bond	USD	9/21/2015	303	48,337,969	721,722
Total unrealized appreciation					966,882

At July 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2015	223	28,418,563	(67,925)
Euro-OAT French Government Bond	EUR	9/8/2015	95	15,618,771	(336,966)
Euro-Bund Federal Republic of Germany	EUR	9/8/2015	60	10,174,194	(276,845)
Ultra Long U.S. Treasury Bond	USD	9/21/2015	295	47,061,719	(763,304)
Total unrealized depreciation					(1,445,040)

At July 31, 2015, open credit default swap contracts purchased were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation	Value ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	24,651,000	5.0%	Markit Dow Jones CDX North America High Yield Index	(1,675,372)	22,018

At July 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	265,000[2]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	25,211	24,896	315
12/22/2014 3/20/2020	375,000[3]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	61,477	55,341	6,136
Total unrealized appreciation					6,451

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At July 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2/3/2015 2/3/2045	7,900,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(610,557)	(610,557)
1/28/2015 1/28/2045	8,800,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(660,404)	(660,404)
12/16/2015 9/18/2017	16,000,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(133,020)	(148,400)
12/16/2015 9/16/2025	1,000,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(22,698)	(17,109)
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(14,429)	(6,276)
9/16/2015 9/16/2045	7,900,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(419,073)	(229,189)
9/16/2015 9/16/2045	7,500,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(397,855)	(109,194)
12/16/2015 9/18/2045	19,900,000	Fixed — 2.998%	Floating — 3-Month LIBOR	(916,815)	(289,483)
9/16/2015 9/16/2020	31,700,000	Floating — 3-Month LIBOR	Fixed — 1.5%	(372,577)	109,865
12/16/2015 9/16/2020	20,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	375,161	385,016
Total net unrealized depreciation				(1,575,731)

At July 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (l)
Call Options
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	9,400,000[1]	4/20/2016	335,110	(3,201)
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	8,800,000[1]	5/5/2016	98,780	(1,778)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000[1]	3/15/2016	63,580	(45)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000[4]	3/15/2016	103,840	(45)
Total Call Options				601,310	(5,069)
Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000[1]	3/15/2016	63,580	(4,806)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	8,800,000[4]	3/15/2016	22,440	(4,806)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	13,500,000[5]	7/11/2016	253,800	(280,227)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	8,800,000[1]	5/5/2016	98,780	(218,514)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	19,000,000[5]	12/2/2015	412,300	(447,956)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	7,900,000[1]	8/6/2015	73,865	(13,443)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	19,000,000[5]	11/9/2015	380,950	(501,180)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	19,000,000[6]	9/28/2015	397,537	(801,278)
Total Put Options				1,703,252	(2,272,210)
Total				2,304,562	(2,277,279)

(l)	Unrealized appreciation on written options on interest rate swap contracts at July 31, 2015 was $27,283.
Counterparties:
1	Nomura International PLC
2	Barclays Bank PLC
3	Credit Suisse
4	BNP Paribas
5	Citigroup, Inc.
6	Morgan Stanley
At July 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,103,901	JPY	510,000,000	8/10/2015	11,374	Morgan Stanley
AUD	8,400,000	USD	6,233,220	8/10/2015	94,922	National Australia Bank Ltd.
CAD	10,500,000	USD	8,232,224	8/10/2015	204,149	Societe Generale
NZD	6,200,000	USD	4,116,757	8/10/2015	26,156	UBS AG
NZD	6,100,000	USD	4,067,877	8/10/2015	43,254	Macquarie Bank Ltd.
PLN	3,170,000	USD	846,645	8/10/2015	6,405	Citigroup, Inc.
USD	2,055,512	ILS	7,850,000	8/14/2015	25,120	Nomura International PLC
MXN	112,050,000	USD	7,171,874	8/14/2015	222,663	BNP Paribas
MXN	8,343,200	USD	534,414	8/14/2015	16,978	JPMorgan Chase Securities, Inc.
ZAR	78,460,000	USD	6,238,642	8/14/2015	47,316	BNP Paribas
COP	7,980,000,000	USD	3,127,618	8/18/2015	358,750	BNP Paribas
TWD	64,500,000	USD	2,077,295	9/9/2015	33,745	Nomura International PLC
IDR	4,050,000,000	USD	298,452	9/23/2015	1,966	Australia & New Zealand Banking Group Ltd.
NZD	10,179,000	USD	6,789,179	10/16/2015	108,726	UBS AG
SGD	4,233,000	USD	3,129,221	10/16/2015	50,090	Citigroup, Inc.
EUR	258,125	USD	284,663	10/16/2015	886	Citigroup, Inc.
EUR	9,625,900	USD	10,640,413	10/16/2015	57,931	Societe Generale
EUR	23,400,000	USD	25,866,222	10/16/2015	140,827	Societe Generale
USD	25,514,658	EUR	23,400,000	10/16/2015	210,737	Morgan Stanley
Total unrealized appreciation					1,661,995
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,067,448	SEK	26,000,000	8/10/2015	(53,280)	BNP Paribas
USD	1,997,497	SEK	17,000,000	8/10/2015	(26,695)	Commonwealth Bank of Australia
USD	2,061,720	JPY	250,000,000	8/10/2015	(44,428)	BNP Paribas
USD	4,124,440	CAD	5,250,000	8/10/2015	(110,402)	Macquarie Bank Ltd.
USD	3,067,438	SEK	26,000,000	8/10/2015	(53,269)	Morgan Stanley
USD	4,148,017	NZD	6,200,000	8/10/2015	(57,417)	National Australia Bank Ltd.
USD	1,617,075	TRY	4,387,500	8/14/2015	(38,813)	Nomura International PLC
USD	4,841,080	ZAR	59,500,000	8/14/2015	(145,899)	BNP Paribas
USD	2,131,637	MXN	33,350,000	8/14/2015	(63,309)	BNP Paribas
TRY	4,387,500	USD	1,561,443	8/14/2015	(16,818)	Nomura International PLC
ILS	7,850,000	USD	2,048,593	8/14/2015	(32,039)	Nomura International PLC
USD	2,970,449	COP	7,980,000,000	8/18/2015	(201,581)	BNP Paribas
GBP	1,015,000	USD	1,557,973	10/16/2015	(26,315)	Citigroup, Inc.
EUR	3,099,000	USD	3,376,667	10/16/2015	(30,298)	Citigroup, Inc.
EUR	23,400,000	USD	25,464,114	10/16/2015	(261,281)	Morgan Stanley
EUR	23,400,000	USD	25,579,008	10/16/2015	(146,387)	BNP Paribas
Total unrealized depreciation					(1,308,231)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (m)
Consumer Discretionary	$36,639,038	$11,967,062	$3,760	$48,609,860
Consumer Staples	42,885,970	105,134,183	—	148,020,153
Energy	15,454,000	—	—	15,454,000
Financials	59,470,347	23,138,415	—	82,608,762
Health Care	—	38,390,957	—	38,390,957
Industrials	1,004	58,577,349	0	58,578,353
Information Technology	41,618,223	5,616,088	—	47,234,311
Materials	4,534,359	4,193,175	40,370	8,767,904
Telecommunication Services	38,602,311	980,992	—	39,583,303
Utilities	21,631,473	—	—	21,631,473
Preferred Stock (m)	—	151,020	—	151,020
Warrants (m)	—	—	2,394	2,394
Fixed Income Investments (m)
Corporate Bonds	—	203,376,797	—	203,376,797
Asset-Backed	—	5,319,130	—	5,319,130
Mortgage-Backed Securities Pass-Throughs	—	18,242,397	—	18,242,397
Commercial Mortgage-Backed Securities	—	2,777,471	—	2,777,471
Collateralized Mortgage Obligations	—	31,302,067	—	31,302,067
Government & Agency Obligations	—	82,548,105	—	82,548,105
Convertible Bond	—	—	1,138,412	1,138,412
Loan Participations and Assignments	—	47,414,886	0	47,414,886
Municipal Bonds and Notes	—	20,803,958	—	20,803,958
Preferred Security	—	131,482	—	131,482
Short-Term Investments (m)	69,158,616	—	—	69,158,616
Derivatives (n)
Purchased Options	$—	$13,935	$—	$13,935
Futures Contracts	966,882	—	—	966,882
Credit Default Swap Contracts	—	28,469	—	28,469
Interest Rate Swap Contracts	—	494,881	—	494,881
Forward Foreign Currency Exchange Contracts	—	1,661,995	—	1,661,995
Total	$330,962,223	$662,264,814	$1,184,936	$994,411,973
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(1,445,040)	$—	$—	$(1,445,040)
Written Options	—	(2,277,279)	—	(2,277,279)
Interest Rate Swap Contracts	—	(2,070,612)	—	(2,070,612)
Forward Foreign Currency Exchange Contracts	—	(1,308,231)	—	(1,308,231)
Total	$(1,445,040)	$(5,656,122)	$—	$(7,101,162)

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$28,469	$—	$—
Foreign Exchange Contracts	$—	$—	$353,764	$—
Interest Rate Contracts	$(478,158)	$(1,575,731)	$—	$(422,672)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015